UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments.

MUTUAL FUNDS

John Hancock

Income Securities Trust

Semiannual Report
4.30.10

Ticker | **JHS**

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	71%	Preferred Stocks	2%

U.S. Government &		Asset-Backed Securities	1%
Agency Obligations	19%
		Other Securities	1%
Collateralized Mortgage Obligations	6%

Sector Composition[1,2]

Financials	27%	Materials	5%

U.S. Government Agency	19%	Mortgage Bonds	5%

Energy	8%	Telecommunication Services	4%

Consumer Discretionary	8%	Health Care	3%

Industrials	7%	Information Technology	1%

Consumer Staples	6%	Short-Term Investments	1%

Utilities	6%

Quality Distribution[1]

AAA	21%

AA	6%

A	20%

BBB	30%

BB	8%

B	7%

CCC	5%

Not Rated	2%

Short-Term Investments and Other	1%

1 As a percentage of the Fund’s total investments on April 30, 2010.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Income Securities Trust | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 103.60%				$169,866,608

(Cost $161,720,271)
Consumer Discretionary 11.47%				18,808,625

Auto Components 0.80%

Allison Transmission, Inc. (S)(Z)	11.000%	11-01-15	$485,000	523,800

Exide Technologies, Series B (Z)	10.500	03-15-13	445,000	455,557

Tenneco, Inc. (Z)	8.625	11-15-14	320,000	329,600

Auto Manufacturers 0.35%

Volvo Treasury AB (S)	5.950	04-01-15	555,000	574,705

Hotels, Restaurants & Leisure 2.57%

Greektown Holdings LLC (H)(S)	10.750	12-01-13	1,015,000	67,244

Jacobs Entertainment, Inc. (Z)	9.750	06-15-14	600,000	573,750

Little Traverse Bay Bands of Odawa
Indiansl (H)(S)	10.250	02-15-14	500,000	131,250

MGM Mirage, Inc. (S)	9.000	03-15-20	100,000	105,000

MTR Gaming Group, Inc.	12.625	07-15-14	175,000	183,750

MTR Gaming Group, Inc., Series B (Z)	9.000	06-01-12	390,000	329,550

Pokagon Gaming Authority (S)	10.375	06-15-14	500,000	525,000

Seminole Indian Tribe of Florida (S)(Z)	6.535	10-01-20	650,000	588,400

Turning Stone Resort Casino Enterprises (S)(Z)	9.125	09-15-14	1,540,000	1,534,225

Waterford Gaming LLC (S)(Z)	8.625	09-15-14	274,000	175,360

Household Durables 0.74%

Libbey Glass, Inc. (S)	10.000	02-15-15	95,000	100,344

Whirlpool Corp. (Z)	8.600	05-01-14	335,000	392,090

Whirlpool Corp. (Z)	8.000	05-01-12	660,000	724,231

Media 5.83%

AMC Entertainment, Inc.	8.750	06-01-19	125,000	132,500

Cablevision Systems Corp. (S)	8.625	09-15-17	135,000	142,425

Canadian Satellite Radio Holdings, Inc. (Z)	12.750	02-15-14	979,000	827,255

CCH II LLC / CCH II Capital Corp. (S)	13.500	11-30-16	306,006	367,207

Cinemark USA, Inc.	8.625	06-15-19	180,000	190,800

Comcast Cable Holdings LLC (Z)	9.800	02-01-12	1,500,000	1,696,362

CSC Holdings, Inc. (Z)	7.875	02-15-18	390,000	413,400

DirecTV Holdings LLC (Z)	7.625	05-15-16	850,000	948,813

DirecTV Holdings LLC (S)	6.350	03-15-40	220,000	227,250

DirecTV Holdings LLC	4.750	10-01-14	280,000	296,030

Grupo Televisa SA	6.625	01-15-40	290,000	297,494

See notes to financial statements	Semiannual report | Income Securities Trust	7

		Maturity
	Rate	date	Par value	Value
Media (continued)

News America Holdings, Inc. (Z)	7.750%	01-20-24	$1,020,000	$1,235,218

News America Holdings, Inc. (Z)	7.600	10-11-15	1,000,000	1,156,047

Nexstar Broadcasting, Inc., PIK (S)(Z)	7.000	01-15-14	254,724	234,346

Nexstar Finance, Inc. (Z)	7.000	01-15-14	84,000	77,280

Regal Cinemas Corp.	8.625	07-15-19	115,000	121,900

Time Warner Cable, Inc. (Z)	6.750	07-01-18	605,000	685,934

Viacom, Inc.	7.875	07-30-30	350,000	397,260

XM Satellite Radio, Inc. (S)	11.250	06-15-13	100,000	109,750

Personal Products 0.20%

Revlon Consumer Products Corp. (S)	9.750	11-15-15	320,000	328,800

Specialty Retail 0.67%

Advance Auto Parts, Inc.	5.750	05-01-20	480,000	488,751

Staples, Inc. (Z)	9.750	01-15-14	500,000	612,453

Textiles, Apparel & Luxury Goods 0.31%

Burlington Coat Factory Warehouse Corp.	11.125	04-15-14	395,000	415,244

Phillips-Van Heusen Corp.	7.375	05-15-20	90,000	92,250

Consumer Staples 7.72%				12,655,328

Beverages 2.17%

Anheuser-Busch InBev Worldwide, Inc. (Z)	4.125	01-15-15	1,000,000	1,038,151

PepsiCo, Inc. (Z)	7.900	11-01-18	395,000	498,253

SABMiller PLC (S)(Z)	6.500	07-15-18	465,000	529,136

SABMiller PLC (S)(Z)	5.500	08-15-13	1,365,000	1,489,062

Food & Staples Retailing 0.78%

CVS Caremark Corp.,
(6.302% to 06-01-2012, then 3 month LIBOR
+ 2.065%) (Z)	6.302	06-01-37	1,230,000	1,186,950

Susser Holdings LLC / Susser Finance Corp. (S)	8.500	05-15-16	95,000	95,950

Food Products 2.20%

Bunge Ltd. Finance Corp. (Z)	8.500	06-15-19	350,000	415,742

Bunge Ltd. Finance Corp. (Z)	5.350	04-15-14	1,040,000	1,100,204

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	230,000	233,738

Kraft Foods, Inc. (Z)	6.000	02-11-13	685,000	759,103

Kraft Foods, Inc.	5.375	02-10-20	740,000	767,538

Smithfield Foods, Inc. (S)	10.000	07-15-14	300,000	336,750

Household Products 0.29%

Yankee Acquisition Corp. (Z)	8.500	02-15-15	455,000	472,063

Tobacco 2.28%

Alliance One International, Inc. (S)(Z)	10.000	07-15-16	1,000,000	1,060,000

Alliance One International, Inc. (Z)	8.500	05-15-12	245,000	254,188

Altria Group, Inc. (Z)	8.500	11-10-13	800,000	940,342

Lorillard Tobacco Company	6.875	05-01-20	355,000	364,889

Reynolds American, Inc. (Z)	7.250	06-01-13	1,000,000	1,113,269

Energy 12.29%				20,150,721

Energy Equipment & Services 1.68%

Gibson Energy Holdings ULC (S)	10.000	01-15-18	265,000	265,000

MidAmerican Energy Holdings Company (Z)	8.480	09-15-28	550,000	691,266

NGPL Pipeco LLC (S)(Z)	7.119	12-15-17	1,580,000	1,795,992

8	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Oil, Gas & Consumable Fuels 10.61%

Arch Coal, Inc. (S)	8.750%	08-01-16	$100,000	$106,500

ConocoPhillips (Z)	4.400	05-15-13	1,000,000	1,072,527

Drummond Company, Inc.	7.375	02-15-16	290,000	285,650

El Paso Pipeline Partners Operating
Company LLC	6.500	04-01-20	280,000	289,034

Energy Transfer Partners LP (Z)	9.700	03-15-19	330,000	426,455

Energy Transfer Partners LP (Z)	8.500	04-15-14	1,000,000	1,174,063

Enterprise Products Operating LLC,
(7.000% to 06-01-2017, then 3 month LIBOR
+ 2.778%) (Z)	7.000	06-01-67	695,000	653,300

Enterprise Products Operating LLC,
(7.034% to 01-15-18, then 3 month LIBOR
+ 2.68%) (Z)	7.034	01-15-68	590,000	570,088

Gulf South Pipeline Company LP (S)(Z)	5.750	08-15-12	1,000,000	1,079,254

Kinder Morgan Energy Partners LP (Z)	9.000	02-01-19	505,000	646,323

Kinder Morgan Energy Partners LP (Z)	7.750	03-15-32	195,000	232,744

Linn Energy LLC (S)	8.625	04-15-20	185,000	191,938

MarkWest Energy Partners LP, Series B (Z)	8.500	07-15-16	545,000	561,350

McMoRan Exploration Company (Z)	11.875	11-15-14	340,000	362,950

Motiva Enterprises LLC (S)	6.850	01-15-40	280,000	311,516

Niska Gas Storage US LLC (S)	8.875	03-15-18	395,000	412,775

NuStar Logistics LP (Z)	7.650	04-15-18	845,000	959,515

ONEOK Partners LP (Z)	6.150	10-01-16	705,000	783,944

Pan American Energy LLC (S)	7.875	05-07-21	230,000	225,869

Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,341,730

Petro-Canada (Z)	6.050	05-15-18	400,000	441,070

Plains All American Pipeline LP (Z)	4.250	09-01-12	600,000	626,666

Regency Energy Partners LP (S)(Z)	9.375	06-01-16	280,000	300,300

Spectra Energy Capital LLC (Z)	6.200	04-15-18	1,000,000	1,097,166

Thermon Industries, Inc. (S)	9.500	05-01-17	100,000	102,000

Williams Partners LP (Z)	7.250	02-01-17	1,740,000	2,004,635

Woodside Finance, Ltd. (S)(Z)	4.500	11-10-14	1,100,098	1,139,101

Financials 36.11%				59,216,553

Capital Markets 3.92%

Charles Schwab Corp. (Z)	4.950	06-01-14	900,000	967,638

Jefferies Group, Inc. (Z)	7.750	03-15-12	490,000	530,821

Jefferies Group, Inc.	6.450	06-08-27	285,000	262,054

Macquarie Group, Ltd. (S)(Z)	7.300	08-01-14	270,000	305,627

Macquarie Group, Ltd. (S)	6.000	01-14-20	340,000	347,202

Morgan Stanley (Z)	7.300	05-13-19	485,000	532,568

Morgan Stanley	6.625	04-01-18	1,000,000	1,060,248

Morgan Stanley	4.100	01-26-15	500,000	494,238

Northern Trust Corp. (Z)	6.500	08-15-18	225,000	256,698

Northern Trust Corp. (Z)	4.625	05-01-14	370,000	395,603

The Goldman Sachs Group, Inc. (Z)	7.500	02-15-19	150,000	166,546

The Goldman Sachs Group, Inc.	6.150	04-01-18	760,000	787,286

The Goldman Sachs Group, Inc.	5.375	03-15-20	335,000	325,396

See notes to financial statements	Semiannual report | Income Securities Trust	9

		Maturity
	Rate	date	Par value	Value
Commercial Banks 5.58%

Bank of Nova Scotia (Z)	3.400%	01-22-15	$1,000,000	$1,012,987

Barclays Bank PLC,
(6.860% to 6-15-2032 then 6 month LIBOR +
1.73%) (S)(Z)	6.860	09-29-49	1,655,000	1,514,325

BPCE SA,
(12.50% to 09-30-2019 then 3 month LIBOR
+ 12.98%) (S)	12.500	08-29-49	330,000	396,792

Chuo Mitsui Trust & Banking Company, Ltd.,
(5.506% to 04-15-2015, then 3 month LIBOR
+ 2.49%) (S)(Z)	5.506	12-29-49	940,000	924,659

Commonwealth Bank of Australia (S)	5.000	03-19-20	555,000	562,264

Credit Suisse New York (Z)	5.300	08-13-19	415,000	434,143

Regions Financial Corp. (Z)	7.750	11-10-14	1,000,000	1,079,866

Santander Issuances SA,
(6.500% to 11-01-2014, then 3 month LIBOR
+ 3.92%) (S)(Z)	6.500	08-11-19	600,000	635,846

Sovereign Capital Trust VI (Z)	7.908	06-13-36	480,000	455,634

The Royal Bank of Scotland Group PLC	4.875	03-16-15	330,000	338,363

Wachovia Bank NA (Z)	5.850	02-01-37	390,000	376,920

Wachovia Bank NA, Series Bank Note (Z)	6.600	01-15-38	325,000	347,728

Wells Fargo Bank NA (Z)	5.750	05-16-16	450,000	489,119

Westpac Banking Corp. (Z)	4.875	11-19-19	565,000	573,779

Consumer Finance 3.58%

American Express Credit Corp., Series C (Z)	7.300	08-20-13	670,000	763,618

Capital One Financial Corp. (Z)	6.750	09-15-17	1,000,000	1,123,153

Capital One Financial Corp.	6.150	09-01-16	730,000	778,100

Discover Bank/Greenwood DE	7.000	04-15-20	215,000	220,903

Discover Financial Services	10.250	07-15-19	585,000	717,113

Ford Motor Credit Company LLC (Z)	8.000	12-15-16	140,000	149,225

Ford Motor Credit Company LLC	7.500	08-01-12	90,000	93,017

Nelnet, Inc.,
(7.400% to 09-29-2011, then 3 month LIBOR
+3.376%) (Z)	7.400	09-29-36	715,000	615,905

Nissan Motor Acceptance Corp. (S)	4.500	01-30-15	1,000,000	1,009,667

SLM Corp. (Z)	8.450	06-15-18	395,000	394,689

Diversified Financial Services 11.08%

American Honda Finance Corp. (S)(Z)	7.625	10-01-18	655,000	771,310

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	1,000,000	980,000

Bank of America Corp.	4.500	04-01-15	340,000	343,114

Bear Stearns Companies LLC (Z)	7.250	02-01-18	1,000,000	1,153,617

Beaver Valley Funding (Z)	9.000	06-01-17	598,000	658,207

Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.050	02-15-12	250,000	244,362

Citigroup, Inc. (Z)	6.375	08-12-14	810,000	873,834

Citigroup, Inc. (Z)	6.125	11-21-17	1,935,000	2,010,569

Citigroup, Inc. (Z)	5.850	12-11-34	300,000	277,232

CME Group, Inc. (Z)	5.750	02-15-14	1,000,000	1,105,484

ERAC USA Finance Company (S)(Z)	6.375	10-15-17	465,000	519,342

ESI Tractebel Acquisition Corp., Series B (Z)	7.990	12-30-11	546,000	548,730

General Electric Capital Corp. (Z)	6.000	08-07-19	335,000	362,107

GTP Towers Issuer LLC (S)	8.112	02-15-15	470,000	498,200

10	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Diversified Financial Services (continued)

Harley-Davidson Funding Corp. (S)	6.800%	06-15-18	$300,000	$305,936

Harley-Davidson Funding Corp. (S)(Z)	5.750	12-15-14	290,000	297,151

Hyundai Capital Services, Inc. (S)(Z)	6.000	05-05-15	430,000	462,755

JPMorgan Chase & Company (Z)	6.000	01-15-18	765,000	824,844

JPMorgan Chase & Company (Z)	4.650	06-01-14	590,000	628,189

JPMorgan Chase & Company, Series 1,
(7.900% to 04-30-2018, then 3 month LIBOR
+ 3.47%) (Z)	7.900	04-29-49	655,000	687,914

LBI Escrow Corp. (S)	8.000	11-01-17	100,000	103,625

Merrill Lynch & Company, Inc. (Z)	7.750	05-14-38	495,000	544,826

Merrill Lynch & Company, Inc. (Z)	6.150	04-25-13	1,000,000	1,082,114

Nationstar Mortgage/Nationstar
Capital Corp. (S)	10.875	04-01-15	485,000	468,025

PNC Funding Corp. (Z)	4.250	09-21-15	695,000	718,816

State Street Capital Trust IV (P)	1.257	06-15-37	905,000	697,588

Teco Finance, Inc. (Z)	6.572	11-01-17	298,000	330,672

USB Realty Corp.,
(6.091% to 01-15-2012, then 3 month LIBOR
+ 1.147%) (S)(Z)	6.091	12-29-49	800,000	674,000

Insurance 6.59%

Aflac, Inc. (Z)	8.500	05-15-19	335,000	410,428

Aflac, Inc. (Z)	6.900	12-17-39	230,000	248,754

CNA Financial Corp.	7.350	11-15-19	320,000	341,708

CNA Financial Corp. (Z)	6.500	08-15-16	825,000	852,921

Horace Mann Educators Corp. (Z)	6.850	04-15-16	395,000	405,541

Liberty Mutual Group, Inc. (S)(Z)	7.800	03-15-37	705,000	652,125

Liberty Mutual Group, Inc. (S)(Z)	7.500	08-15-36	885,000	881,828

Liberty Mutual Group, Inc. (S)(Z)	7.300	06-15-14	750,000	820,904

Lincoln National Corp. (Z)	8.750	07-01-19	695,000	866,965

Lincoln National Corp.,
(6.050% until 04-20-2017, then 3 month
LIBOR + 2.04%) (Z)	6.050	04-20-67	250,000	217,500

Massachusetts Mutual Life Insurance
Company (S)(Z)	8.875	06-01-39	210,000	280,620

MetLife, Inc. (Z)	6.750	06-01-16	335,000	381,007

New York Life Insurance Company (S)(Z)	6.750	11-15-39	540,000	614,832

Progressive Corp.,
(6.700% to 06-15-2017, then 3 month LIBOR
+2.018%) (Z)	6.700	06-15-37	330,000	327,017

Prudential Financial, Inc., MTN (Z)	7.375	06-15-19	210,000	247,348

QBE Insurance Group, Ltd. (S)(Z)	9.750	03-14-14	486,000	591,931

Teachers Insurance & Annuity Association of
America (S)(Z)	6.850	12-16-39	605,000	682,177

Unum Group	7.125	09-30-16	390,000	428,459

UnumProvident Finance Company PLC (S)(Z)	6.850	11-15-15	605,000	652,686

W.R. Berkley Corp. (Z)	5.600	05-15-15	365,000	378,484

Willis North America, Inc.	7.000	09-29-19	495,000	524,297

See notes to financial statements	Semiannual report | Income Securities Trust	11

		Maturity
	Rate	date	Par value	Value
Real Estate Investment Trusts 5.36%

AMB Property LP (Z)	6.625%	12-01-19	$490,000	$523,537

Biomed Realty LP (S)	6.125	04-15-20	135,000	136,672

Boston Properties LP	5.875	10-15-19	265,000	281,021

Brandywine Operating Partnership LP (Z)	7.500	05-15-15	345,000	379,275

Developers Diversified Realty Corp.	7.500	04-01-17	465,000	482,966

Dexus Property Group (S)(Z)	7.125	10-15-14	495,000	546,986

Duke Realty LP	6.750	03-15-20	855,000	897,392

Health Care REIT, Inc. (Z)	6.200	06-01-16	505,000	542,588

Healthcare Realty Trust, Inc. (Z)	8.125	05-01-11	175,000	185,252

Healthcare Realty Trust, Inc. (Z)	6.500	01-17-17	540,000	565,463

HRPT Properties Trust (Z)	6.650	01-15-18	480,000	489,545

Mack-Cali Realty LP (Z)	7.750	08-15-19	330,000	387,025

ProLogis (Z)	6.625	05-15-18	975,000	966,034

ProLogis (Z)	5.625	11-15-15	385,000	384,981

Reckson Operating Partnership LP (S)	7.750	03-15-20	200,000	207,060

Simon Property Group LP (Z)	10.350	04-01-19	345,000	447,062

Vornado Realty Trust	4.250	04-01-15	755,000	754,993

WEA Finance LLC (S)	6.750	09-02-19	290,000	324,881

WEA Finance LLC (S)(Z)	5.400	10-01-12	275,000	293,985

Health Care 4.48%				7,345,633

Health Care Equipment & Supplies 1.15%

Covidien International Finance SA (Z)	5.450	10-15-12	930,000	1,014,856

Hospira, Inc. (Z)	6.050	03-30-17	485,000	532,028

Inverness Medical Innovations, Inc. (S)	7.875	02-01-16	335,000	329,975

Health Care Providers & Services 2.40%

BioScrip, Inc. (S)	10.250	10-01-15	195,000	199,875

CIGNA Corp. (Z)	6.375	10-15-11	640,000	681,319

Express Scripts, Inc. (Z)	6.250	06-15-14	935,000	1,048,595

Medco Health Solutions, Inc. (Z)	7.250	08-15-13	850,000	971,684

Sun Healthcare Group, Inc. (Z)	9.125	04-15-15	1,000,000	1,035,000

Life Sciences Tools & Services 0.40%

Life Technologies Corp.	6.000	03-01-20	385,000	405,082

Life Technologies Corp.	4.400	03-01-15	245,000	251,515

Pharmaceuticals 0.53%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	425,756	432,142

Watson Pharmaceuticals, Inc. (Z)	6.125	08-15-19	415,000	443,562

Industrials 9.27%				15,205,300

Aerospace & Defense 0.54%

Bombardier, Inc. (S)	7.750	03-15-20	240,000	255,000

Colt Defense LLC (S)	8.750	11-15-17	250,000	237,500

Embraer Overseas, Ltd. (Z)	6.375	01-15-20	380,000	387,600

Airlines 2.74%

Continental Airlines, Inc. (Z)	8.307	04-02-18	343,309	339,018

Continental Airlines, Inc. (Z)	6.545	02-02-19	220,781	225,197

Continental Airlines, Inc.	5.983	04-19-22	554,994	549,444

Continental Airlines, Inc.	6.648	09-15-17	163,409	165,861

Delta Air Lines, Inc. (S)	9.500	09-15-14	360,000	381,150

12	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Airlines (continued)

Delta Air Lines, Inc. (Z)	6.821%	08-10-22	$678,371	$693,635

Delta Air Lines, Inc., Class G-1	6.718	01-02-23	514,046	493,484

Northwest Airlines, Inc. (Z)	7.027	11-01-19	436,769	424,212

Northwest Airlines, Inc.	6.264	11-20-21	539,134	512,177

United Air Lines, Inc.	10.400	11-01-16	195,000	211,575

United Air Lines, Inc. (Z)	9.750	01-15-17	455,000	498,225

Building Materials 0.58%

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	450,000	454,500

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	490,000	493,675

Building Products 0.18%

Masco Corp.	7.125	03-15-20	285,000	292,359

Commercial Services & Supplies 0.12%

ACCO Brands Corp. (S)	10.625	03-15-15	80,000	88,600

Garda World Security Corp. (S)	9.750	03-15-17	100,000	103,625

Electrical Equipment 0.13%

Coleman Cable, Inc. (S)	9.000	02-15-18	205,000	209,356

Industrial Conglomerates 0.95%

Hutchison Whampoa International, Ltd. (S)(Z)	6.500	02-13-13	365,000	403,056

Hutchison Whampoa International, Ltd. (S)(Z)	5.750	09-11-19	615,000	643,877

Textron, Inc.	5.600	12-01-17	505,000	519,078

Machinery 1.05%

Case New Holland, Inc. (S)(Z)	7.750	09-01-13	335,000	352,588

Ingersoll-Rand Global Holding Company,
Ltd. (Z)	6.000	08-15-13	540,000	595,362

Manitowoc, Inc. (Z)	7.125	11-01-13	500,000	500,000

Terex Corp.	10.875	06-01-16	250,000	280,625

Marine 0.62%

Navios Maritime Holdings, Inc. (Z)	9.500	12-15-14	1,000,000	1,025,000

Road & Rail 1.32%

CSX Corp. (Z)	6.300	03-15-12	1,000,000	1,079,763

Kansas City Southern de Mexico SA de CV	9.375	05-01-12	140,000	143,220

Kansas City Southern de Mexico SA de CV (S)	8.000	02-01-18	335,000	349,238

RailAmerica, Inc.	9.250	07-01-17	239,000	257,523

Western Express, Inc. (S)	12.500	04-15-15	340,000	333,200

Trading Companies & Distributors 0.76%

GATX Corp. (Z)	8.750	05-15-14	950,000	1,114,452

United Rentals North America, Inc.	10.875	06-15-16	125,000	140,625

Transportation Infrastructure 0.28%

CMA CGM SA (S)(Z)	7.250	02-01-13	700,000	451,500

Information Technology 1.64%				2,684,184

Electronic Equipment, Instruments & Components 1.22%

Amphenol Corp. (Z)	4.750	11-15-14	540,000	561,376

Freescale Semiconductor, Inc. (Z)	8.875	12-15-14	1,000,000	985,000

Tyco Electronics Group SA	6.000	10-01-12	415,000	447,917

See notes to financial statements	Semiannual report | Income Securities Trust	13

		Maturity
	Rate	date	Par value	Value
Internet Software & Services 0.10%

Equinix, Inc.	8.125%	03-01-18	$165,000	$171,806

IT Services 0.32%

Fiserv, Inc. (Z)	6.800	11-20-17	460,000	518,085

Materials 7.96%				$13,050,495

Chemicals 1.60%

American Pacific Corp. (Z)	9.000	02-01-15	590,000	585,575

CF Industries, Inc.	7.125	05-01-20	55,000	57,888

CF Industries, Inc.	6.875	05-01-18	55,000	57,338

Incitec Pivot Finance LLC (S)	6.000	12-10-19	345,000	359,511

Mosaic Company (S)(Z)	7.625	12-01-16	480,000	527,023

RPM International, Inc. (Z)	6.500	02-15-18	325,000	343,064

Solutia, Inc.	7.875	03-15-20	280,000	289,100

Sterling Chemicals, Inc. (Z)	10.250	04-01-15	400,000	404,000

Construction Materials 0.06%

Severstal Columbus LLC (S)	10.250	02-15-18	100,000	105,125

Containers & Packaging 1.41%

Ball Corp.	6.750	09-15-20	345,000	352,763

Bway Corp.	10.000	04-15-14	315,000	344,925

Graphic Packaging International, Inc.	9.500	06-15-17	115,000	123,625

Smurfit-Stone Container Enterprises, Inc. (H)(Z)	8.375	07-01-12	1,000,000	1,015,000

Smurfit-Stone Container Enterprises, Inc. (H)(Z)	8.000	03-15-17	245,000	245,000

Solo Cup Company	10.500	11-01-13	85,000	90,525

U.S. Corrugated, Inc.	10.000	06-12-13	160,000	140,800

Metals & Mining 3.05%

Allegheny Technologies, Inc. (Z)	9.375	06-01-19	280,000	334,288

ArcelorMittal (Z)	9.850	06-01-19	540,000	703,226

CII Carbon LLC (S)(Z)	11.125	11-15-15	1,015,000	1,037,838

Commercial Metals Company (Z)	7.350	08-15-18	310,000	329,473

Rio Tinto Alcan, Inc. (Z)	6.125	12-15-33	415,000	440,497

Rio Tinto Finance USA, Ltd. (Z)	8.950	05-01-14	365,000	442,230

Teck Resources, Ltd.	10.750	05-15-19	1,100,000	1,369,500

Vale Overseas, Ltd.	6.875	11-10-39	320,000	335,749

Paper & Forest Products 1.84%

Boise Paper Holdings LLC (S)	8.000	04-01-20	70,000	72,100

International Paper Company (Z)	9.375	05-15-19	690,000	877,674

International Paper Company (Z)	7.950	06-15-18	225,000	266,980

NewPage Corp.	11.375	12-31-14	135,000	138,713

PE Paper Escrow GmbH (S)	12.000	08-01-14	100,000	114,000

Verso Paper Holdings LLC, Series B (Z)	9.125	08-01-14	1,000,000	1,020,000

Westvaco Corp. (Z)	7.950	02-15-31	475,000	526,965

Telecommunication Services 4.41%				7,222,844

Diversified Telecommunication Services 2.66%

Axtel SAB de CV (S)	9.000	09-22-19	160,000	161,600

BellSouth Corp. (Z)	6.300	12-15-15	725,768	769,301

Intelsat Jackson Holdings, Ltd.	11.500	06-15-16	365,000	394,200

New Communications Holdings, Inc. (S)	8.500	04-15-20	305,000	314,150

14	Income Securities Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Diversified Telecommunication Services (continued)

Qwest Corp. (Z)	8.375%	05-01-16	$330,000	$376,200

Qwest Corp. (Z)	7.875	09-01-11	445,000	472,256

Telecom Italia Capital SA (Z)	6.175	06-18-14	1,110,000	1,192,466

West Corp. (Z)	11.000	10-15-16	630,000	675,675

Wireless Telecommunication Services 1.75%

America Movil SAB de CV (S)	5.000	03-30-20	440,000	443,021

Digicel Group, Ltd. (S)(Z)	8.875	01-15-15	1,080,000	1,080,000

NII Capital Corp. (S)	10.000	08-15-16	230,000	255,300

SBA Telecommunications, Inc. (S)	8.000	08-15-16	135,000	142,425

Sprint Capital Corp. (Z)	6.900	05-01-19	1,000,000	946,250

Utilities 8.25%				13,526,925

Electric Utilities 5.11%

Allegheny Energy Supply Company LLC (S)(Z)	5.750	10-15-19	290,000	287,679

Aquila, Inc. (Z)	11.875	07-01-12	405,000	475,469

BVPS II Funding Corp. (Z)	8.890	06-01-17	621,000	688,593

Commonwealth Edison Company	6.150	09-15-17	230,000	257,191

Commonwealth Edison Company (Z)	5.800	03-15-18	705,000	775,804

Duke Energy Corp. (Z)	6.300	02-01-14	340,000	381,677

Exelon Corp. (Z)	4.900	06-15-15	985,000	1,039,972

FirstEnergy Solutions Corp. (Z)	4.800	02-15-15	370,000	382,882

FPL Energy National Wind LLC (S)(Z)	5.608	03-10-24	283,388	286,072

ITC Holdings Corp. (S)(Z)	5.875	09-30-16	175,000	184,163

ITC Holdings Corp. (S)(Z)	5.500	01-15-20	415,000	422,422

Monongahela Power Company (S)(Z)	7.950	12-15-13	635,000	744,424

Pepco Holdings, Inc. (Z)	6.450	08-15-12	565,000	615,047

PNPP II Funding Corp. (Z)	9.120	05-30-16	344,000	372,889

Texas Competitive Electric Holdings Company
LLC, Series A (Z)	10.250	11-01-15	1,000,000	750,000

TXU Corp. (Z)	7.460	01-01-15	294,351	234,936

Waterford 3 Funding Corp. (Z)	8.090	01-02-17	470,896	484,896

Gas Utilities 0.32%

DCP Midstream LLC (S)(Z)	9.750	03-15-19	405,000	527,362

Independent Power Producers & Energy Traders 0.66%

AES Eastern Energy LP, Series 199-A (Z)	9.000	01-02-17	884,136	908,539

Listrindo Capital BV (S)	9.250	01-29-15	155,000	165,921

Multi-Utilities 1.18%

DTE Energy Company (Z)	7.625	05-15-14	910,000	1,050,204

Sempra Energy (Z)	8.900	11-15-13	345,000	410,879

Sempra Energy (Z)	6.500	06-01-16	415,000	471,840

Water Utilities 0.98%

Indiantown Cogeneration LP, Series A–9 (Z)	9.260	12-15-10	110,703	112,982

Midwest Generation LLC, Series B (Z)	8.560	01-02-16	594,046	605,927

Oncor Electric Delivery Company LLC (Z)	6.375	05-01-12	820,000	889,155

See notes to financial statements	Semiannual report | Income Securities Trust	15

		Maturity
	Rate	date	Par value	Value

Convertible Bonds 0.21%				$346,294

(Cost $341,557)

Financials 0.21%				346,294
Corporate Office Properties LP (S)	4.250%	04-15-30	$345,000	346,294

			Shares	Value

Preferred Stocks 2.97%				$4,877,630

(Cost $5,106,106)

Consumer Staples 0.55%				905,860

Food & Staples Retailing 0.55%

Ocean Spray Cranberries, Inc., 6.250%,
Series A (S)(Z)			12,500	905,860

Financials 1.82%				2,987,370

Diversified Financial Services 0.43%

Bank of America Corp., 8.625% (Z)			26,575	699,720

Real Estate Investment Trusts 1.39%

Apartment Investment & Management
Company, Series T, 8.000% (Z)			55,000	1,330,450

Public Storage, Inc., Depositary Shares, Series
W, 6.500% (Z)			40,000	957,200

Telecommunication Services 0.60%				984,400

Wireless Telecommunication Services 0.60%

Telephone & Data Systems, Inc., 7.600%,
Series A (Z)			40,000	984,400

		Maturity
	Rate	date	Par value	Value

Term Loans (M) 0.60%				$985,111

(Cost $1,053,316)

Consumer Discretionary 0.60%				985,111

Hotels, Restaurants & Leisure 0.60%

East Valley Tourist Development Authority	1.000%	08-06-12	$513,432	436,417

Greektown Holdings LLC	3.500	09-30-10	492,377	497,300

Greektown Holdings LLC (T)	—	09-30-10	51,394	51,394

U.S. Government & Agency Obligations 27.26%				$44,697,811

(Cost $43,943,203)

U.S. Government 15.70%				25,746,277

U.S. Treasury Bonds,
Bond	4.375%	11-15-39	$555,000	541,125
Bond	4.500	08-15-39	2,530,000	2,517,350

U.S. Treasury Notes,
Note	3.625	02-15-20	695,000	692,937
Note	3.375	11-15-19	3,025,000	2,961,902
Note	2.625	12-31-14	640,000	649,400
Note	2.500	03-31-15	4,310,000	4,331,550
Note	2.375	02-28-15	8,555,000	8,560,390
Note	2.250	01-31-15	1,880,000	1,872,950
Note	2.125	11-30-14	3,640,000	3,618,673

16	Income Securities Trust | Semiannual report	See notes to financial statements

		Malturity
	Rate	date	Par value	Value
U.S. Government Agency 11.56%				$18,951,534
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	4.500%	03-01-39	$3,697,372	3,738,968

Federal National Mortgage Association,
15 Yr Pass Thru Ctf	4.000	06-01-24	3,559,477	3,632,197
30 Yr Pass Thru Ctf	5.500	02-01-36	2,930,859	3,096,750
30 Yr Pass Thru Ctf	5.500	06-01-37	1,613,019	1,699,529
30 Yr Pass Thru Ctf	5.500	06-01-38	3,197,125	3,368,596
30 Yr Pass Thru Ctf	4.000	06-01-24	1,438,290	1,467,674
Note	1.800	03-15-13	1,015,000	1,013,962

Government National Mortgage Association,
30 Yr Pass Thru Ctf	5.500	11-15-38	878,215	933,858

Collateralized Mortgage Obligations 9.43%				$15,458,939

(Cost $20,715,176)

Collateralized Mortgage Obligations 9.43%				15,458,939

American Home Mortgage Assets,
Series 2006-6, Class XP IO	2.706%	12-25-46	$10,680,269	478,168
Series 2007-5, Class XP IO	3.015	06-25-47	7,888,114	418,859

American Tower Trust,
Series 2007-1A, Class D (S)	5.957	04-15-37	865,000	912,091

Banc of America Funding Corp.,
Series 2006-B, Class 6A1 (P)	5.827	03-20-36	757,917	547,066

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class B2 (P)	3.770	03-25-35	797,778	96,591

Bear Stearns Alt-A Trust,
Series 2005-3, Class B2 (P)	2.730	04-25-35	548,235	29,209

Bear Stearns Commercial
Mortgage Securities, Inc.,
Series 2006-PW14, Class D (P)(S)	5.412	12-11-38	655,000	235,854

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A (P)	5.696	12-25-35	586,322	402,158
Series 2005-5, Class 2A3	5.000	08-25-35	319,636	311,795

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class C (P)	5.399	07-15-44	295,000	193,886

Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO	3.033	09-20-46	14,905,587	598,745

Federal National Mortgage Association,
Series 2009-47, Class EI IO	5.000	08-25-19	1,407,124	169,058
Series 398, Class C3 IO	4.500	05-25-39	1,995,705	512,148
Series 401, Class C2 IO	4.500	06-25-39	1,290,174	298,156
Series 402, Class 3, IO	4.000	11-25-39	1,295,923	311,280
Series 402, Class 4 IO	4.000	10-25-39	2,329,402	531,991
Series 402, Class 7 IO	4.500	11-25-39	2,208,573	530,815

First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1 (P)	2.516	12-25-34	409,603	33,858

GSR Mortgage Loan Trust,
Series 2006-4F, Class 6A1	6.500	05-25-36	3,004,035	2,646,837
Series 2004-9, Class B1 (P)	3.904	08-25-34	805,293	317,337

Harborview Mortgage Loan Trust,
Series 2005-11, Class X IO	2.500	08-19-45	3,735,358	140,942
Series 2005-8, Class 1X IO	2.440	09-19-35	6,241,047	243,791
Series 2007-3, Class ES IO	0.350	05-19-47	16,789,556	115,848
Series 2007-4, Class ES IO	0.350	07-19-47	18,492,607	105,963
Series 2007-6, Class ES IO (S)	0.342	08-19-37	13,339,367	88,307

See notes to financial statements	Semiannual report | Income Securities Trust	17

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations (continued)

Harborview Net Interest Margin Corp.,
Series 2006-9A, Class N2 (P)(S)	8.350%	11-19-36	$323,137	—

IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1 (P)	5.296	01-25-35	324,141	$32,270
Series 2005-AR18, Class 1X IO	2.476	10-25-36	12,633,356	434,587
Series 2005-AR18, Class 2X IO	2.202	10-25-36	12,207,253	434,578
Series 2005-AR5, Class B1 (P)	2.841	05-25-35	433,114	17,779

JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2005-LDP4, Class B (P)	5.129	10-15-42	2,035,000	1,532,594

Merrill Lynch Mortgage Investors Trust,
Ser 2006-AF1, Class MF1 (P)	6.274	08-25-36	1,180,857	72,223

MLCC Mortgage Investors, Inc.,
Series 2007-3, Class M1 (P)	5.907	09-25-37	409,789	175,232
Series 2007-3, Class M2 (P)	5.907	09-25-37	151,233	61,670
Series 2007-3, Class M3 (P)	5.907	09-25-37	102,449	38,466

Morgan Stanley Capital I,
Series 2005-HQ7, Class A4 (P)	5.378	11-14-42	840,000	880,275
Series 2006-IQ12, Class E (P)	5.538	12-15-43	640,000	109,907

Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1 (P)	3.010	05-25-35	404,602	114,265

Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5 (P)	5.938	12-25-35	29,561	20,628

Washington Mutual, Inc.,
Series 2005-AR4, Class B1 (P)	2.714	04-25-35	1,503,920	343,266
Series 2007-0A5, Class 2XPP IO	1.144	06-25-47	43,372,226	659,418
Series 2005-6, Class 1CB	6.500	08-25-35	372,316	261,028

Asset Backed Securities 1.22%				$2,008,117

(Cost $2,143,114)

Asset Backed Securities 1.22%				2,008,117
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A–5	8.100%	08-15-25	$40,655	35,890

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06-20-31	340,000	312,188

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04-25-37	1,000,000	855,657

Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290	03-25-16	760,000	804,382

Short-Term Investments 1.04%				$1,699,994

(Cost $1,699,994)

Short-Term Securities 1.04%				1,699,994
Federal Home Loan Bank Discount Note	0.060%*	05-03-10	$1,700,000	1,699,994

Total investments (Cost $236,722,737) 146.33%				$239,940,504

Other assets and liabilities, net (46.33%)				($75,970,074)

Total net assets 100.00%				$163,970,430

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

18	Income Securities Trust | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

MTN Medium-Term Note

PIK Paid In Kind

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $50,095,246 or 30.53% of the Fund’s net assets as of April 30, 2010.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at April 30, 2010 was $131,643,987.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $237,404,662. Net unrealized appreciation aggregated $2,535,842, of which $15,348,893 related to appreciated investment securities and $12,813,051 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

See notes to financial statements	Semiannual report | Income Securities Trust	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $236,722,737)	$239,940,504
Cash	41,493
Cash held at broker for futures contracts	50,400
Receivable for investments sold	2,208,084
Dividends and interest receivable	4,075,559
Prepaid Committed Facility Agreement arrangement fees (Note 8)	39,462
Other assets	25,474

Total assets	246,380,976

Liabilities

Payable for investments purchased	1,727,097
Committed facility agreement payable (Note 8)	80,000,000
Unrealized depreciation of swap contracts (Note 3)	625,279
Payable for futures variation margin (Note 3)	11,203
Payable to affiliates
Accounting and legal services fees	3,218
Other liabilities and accrued expenses	43,749

Total liabilities	82,410,546

Net assets

Capital paid-in	$182,509,417
Undistributed net investment income	724,238
Accumulated net realized loss on investments, futures contracts and
swap contracts	(21,826,161)
Net unrealized appreciation on investments, futures contracts and
swap contracts	2,562,936

Net assets	$163,970,430

Net asset value per share

Based on 11,521,293 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$14.23

20	Income Securities Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$7,495,116
Dividends	199,405
Less foreign taxes withheld	(1,253)

Total investment income	7,693,268

Expenses

Investment management fees (Note 5)	627,943
Accounting and legal services fees (Note 5)	13,044
Transfer agent fees	58,068
Trustees’ fees (Note 5)	26,616
Printing and postage fees	28,749
Professional fees	133,799
Custodian fees	17,539
Interest expense (Note 8)	527,871
Stock exchange listing fees	12,035
Other	19,306

Total expenses	1,464,970

Net investment income	6,228,298

Realized and unrealized gain (loss)

Net realized loss on
Investments	(3,172,021)
Futures contracts (Note 3)	(46,259)
Swap contracts (Note 3)	(642,856)
(3,861,136)
Change in net unrealized appreciation (depreciation) of
Investments	12,950,084
Futures contracts (Note 3)	(15,460)
Swap contracts (Note 3)	594,179
13,528,803
Net realized and unrealized gain	9,667,667
Increase in net assets from operations	$15,895,965

See notes to financial statements	Semiannual report | Income Securities Trust	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment income	$6,228,298	$13,454,313
Net realized loss	(3,861,136)	(6,980,423)
Change in net unrealized appreciation (depreciation)	13,528,803	37,934,387

Increase in net assets resulting from operations	15,895,965	44,408,277

Distributions to shareholders
From net investment income	(6,514,993)	(12,871,827)

From Fund share transactions (Note 6)	530,596	1,059,251

Total increase	9,911,568	32,595,701

Net assets

Beginning of period	154,058,862	121,463,161

End of period	$163,970,430	$154,058,862

Undistributed net investment income	$724,238	$1,010,933

22	Income Securities Trust | Semiannual report	See notes to financial statements

Statement of cash flows

This Statement of Cash Flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-10
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$15,895,965
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(124,537,592)
Long-term investments sold	105,590,291
Increase in short-term investments	(1,406,994)
Net amortization of premium (discount)	544,516
Increase in dividends and interest receivable	(398,568)
Increase in payable for investments purchased	336,499
Increase in receivable for investments sold	(1,575,854)
Decrease in cash held at broker for futures contracts	11,700
Decrease in other receivables and prepaid assets	10,930
Decrease in prepaid arrangement fees	24,445
Net change in unrealized (appreciation) depreciation on swap contracts	(594,179)
Decrease in payable for futures variation margin	(9,281)
Decrease in payable to affiliates	(34,318)
Decrease in interest payable	(5,285)
Decrease in other liabilities and accrued expenses	(48,485)
Net change in unrealized (appreciation) depreciation on investments	(12,950,084)
Net realized loss on investments	3,172,021

Net cash used in operating activities	($15,974,273)

Cash flows from financing activities
Borrowings from credit facility agreement payable	$22,000,000
Distributions to common shareholders net of reinvestments	(5,984,397)

Net decrease in cash	$41,330

Cash at beginning of period	$163

Cash at end of period	$41,493

Supplemental disclosure of cash flow information

Cash paid for interest	($522,586)

Noncash financing activities not included herein
consist of reinvestment of distributions	530,596

See notes to financial statements	Semiannual report | Income Securities Trust	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04

Per share operating performance

Net asset value, beginning
of period	$13.42	$10.67	$14.53	$15.22	$15.30	$16.19	$16.53
Net investment income[3]	0.54	1.18	1.05	1.34	1.26	1.20	1.22
Net realized and unrealized gain
(loss) on investments	0.84	2.70	(3.92)	(0.69)	(0.03)	(0.81)	(0.25)
Distributions to Auction
Preferred Shares (APS)	—	—	(0.15)	(0.42)	(0.38)	(0.25)	(0.12)
Total from
investment operations	1.38	3.88	(3.02)	0.23	0.85	0.14	0.85
Less distributions to
common shareholders
From net investment income	(0.57)	(1.13)	(0.84)	(0.92)	(0.93)	(1.03)	(1.19)
Net asset value, end of period	$14.23	$13.42	$10.67	$14.53	$15.22	$15.30	$16.19
Per share market value, end
of period	$13.98	$12.94	$9.67	$12.85	$14.75	$13.68	$15.68
Total return at net asset
value (%)[4]	10.49[6]	39.06	(21.36)[6]	1.97	6.24	1.36[5]	5.70[5]
Total return at market
value (%)[4]	12.58[6]	47.95	(19.41)[6]	(6.94)	15.15	(6.42)	9.95

Ratios and supplemental data

Net assets applicable to
common shares, end of period
(in millions)	$164	$154	$121	$165	$172	$172	$180
Ratios (as a percentage of
average net assets):
Expenses (excluding
interest expense)	1.20[7]	1.40	1.41[7]	1.16[8]	1.17[8]	1.16[8]	1.14[8]
Interest expense (Note 8)	0.67[7]	0.85	0.76[7]	—	—	—	—
Expenses (including
interest expense)	1.87[7]	2.25	2.17[7]	1.16[8]	1.17[8]	1.16[8]	1.14[8]
Net investment income	7.96[7]	10.56	9.37[7]	8.87[9]	8.30[9]	7.62[9]	7.44[9]
Portfolio turnover (%)	47	94	40	54	94	148	135

Senior securities

Total value of APS outstanding
(in millions)	—	—	—	$90	$90	$90	$90
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	25	25	25	25
Average market value per unit
(in thousands)	—	—	—	25	25	25	25
Asset coverage per unit[10]	—	—	—[11]	$71,228	$73,375	$72,470	$72,049
Total debt outstanding end of
year (in millions) (Note 8)	$80	$58	$58	—	—	—	—
Asset coverage per $1,000
of APS[12]	—	—	—	$2,851	$2,928	$2,928	$3,027
Asset coverage per $1,000
of debt[13]	$3,050	$3,656	$3,094	—	—	—	—

24	Income Securities Trust | Semiannual report	See notes to financial statements

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

5 Unaudited.

6 Not annualized.

7 Annualized.

8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.76%, 0.77% and 0.77% for the periods ended 12-31-07, 12-31-06 and 12-31-05, respectively.

9 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.82%, 5.45% and 5.06% for the periods ended 12-31-07, 12-31-06 and 12-31-05, respectively.

10 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

11 In May 2008, the Fund entered into a Credit Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on June 12, 2008.

12 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.

13 Asset coverage equals the total net assets plus borrowings divided by the borrowing of the Fund outstanding at period end (Note 8).

See notes to financial statements	Semiannual report | Income Securities Trust	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the Fund) is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major category type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Asset Backed Securities	$2,008,117	—	$2,008,117	—
Collateralized Mortgage
Obligations	15,458,939	—	14,230,135	$1,228,804
Corporate Bonds	169,866,608	—	169,227,608	639,000
Convertible Bonds	346,294	—	346,294	—
Preferred Stocks	4,877,630	$3,971,770	905,860	—
Term Loans	985,111	—	985,111	—
U.S. Government &
Agency Obligations	44,697,811	—	44,697,811	—
Short-Term Investments	1,699,994	—	1,699,994	—

Total investments in
securities	$239,940,504	$3,971,770	$234,100,930	$1,867,804
Other Financial
Instruments	(654,831)	(29,552)	(625,279)	—
Totals	$239,285,673	$3,942,218	$233,475,651	$1,867,804

26	Income Securities Trust | Semiannual report

The following is a reconciliation of Level 3 assets for which significant unobservable inputs where used to determine fair value:

		COLLATERALIZED
	ASSET BACKED	MORTGAGE	CORPORATE
	SECURITIES	OBLIGATIONS	BONDS	TOTAL

Balance as of 10-31-09	$750,000	$6,578,122	$884,400	$8,212,522
Accrued discounts/
premiums	—	58	—	58
Realized gain (loss)	—	1,731,796	—	1,731,796
Change in unreal-
ized appreciation
(depreciation)	—	(1,849,659)	34,600	(1,815,059)
Net purchases (sales)	—	(2,183,831)	470,000	(1,713,831)
Net transfers in and/out of
Level 3	(750,000)	(3,047,682)	(750,000)	(4,547,682)
Balance as of 4-30-10	$0	$1,228,804	$639,000	$1,867,804

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security

Semiannual report | Income Securities Trust	27

entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $17,399,381 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2009.

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31

2012	2013	2014	2015	2016	2017

$2,123,466	$2,443,482	$3,342,775	$1,351,797	$1,367,076	$6,770,785

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to derivative transactions, amortization and accretion on debt securities, defaulted bonds and paydowns.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

28	Income Securities Trust | Semiannual report

Note 3 — Derivative instruments

The Fund may invest in derivatives, including future contracts and swap contracts, in order to meet its investment objectives. The Fund may use derivatives to manage against enhance gain/income, manage duration, gain exposure to certain securities markets and to manage against anticipated interest rate changes.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the future markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended April 30, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at April 30, 2010. The range of futures contracts notional amounts held by the Fund during the six months ended April 30, 2010 was approximately $2.7 to $7.1 million.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 30-Year
Bond Futures	10	Long	Jun-10	$1,162,450	$28,175
U.S. Treasury 5-Year
Note Futures	27	Short	Jun-10	$3,109,354	(18,850)
U.S. Treasury 10-Year
Note Futures	23	Short	Jun-10	$2,672,966	(38,877)

					($29,552)

Swaps. The Fund may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as, the net periodic payments received or paid by a Fund.

Semiannual report | Income Securities Trust	29

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the six months ended April 30, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2010. During the six months ended April 30, 2010, the Fund invested in interest rate swaps with total notional values as represented below.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE	RECEIVED	EFFECTIVE	MATURITY	UNREALIZED
COUNTERPARTY	AMOUNT	BY FUND	BY FUND	DATE	DATE	DEPRECIATION	MARKET VALUE

3-month
Bank of America	$29,000,000	4.6875%	LIBOR (a)	9-14-2007	9-14-2010	($625,279)	($625,279)

(a) At April 30, 2010 the 3-month LIBOR rate was 0.34656%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/Payable	Futures†	$28,175	($57,727)
	for futures
	Net unrealized	Interest rate swap	—	(625,279)
	depreciation on swap
	contracts

Total			$28,175	($683,006)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended April 30, 2010.

	STATEMENT OF
RISK	OPERATIONS LOCATION	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL

Interest rate	Net realized
contracts	gain (loss)	($46,259)	($642,856)	($689,115)

Total		($46,259)	($642,856)	($689,115)

30	Income Securities Trust | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended April 30, 2010.

	STATEMENT OF
RISK	OPERATIONS LOCATION	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL

	Change in
	unrealized
Interest rate	appreciation
contracts	(depreciation)	($15,460)	$594,179	$578,719

Total		($15,460)	$594,179	$578,719

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average daily net assets and the value attributable to the credit facility agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.55% of the Fund’s managed assets.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Semiannual report | Income Securities Trust	31

Note 6 — Fund share transactions

Transactions in Fund shares for the six month period ended April 30, 2010 and the year ended October 31, 2009 were as follows:

	Six month period ended 4-30-10		Year ended 10-31-09

	Shares	Amount	Shares	Amount

Distributions
reinvested	38,961	$530,596	95,623	$1,059,251

Note 7 — Leverage

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, the common shareholders bear all fees associated with the facility and have the potential to benefit or be disadvantaged from the use of leverage. The Adviser’s fee is also incurred from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the CFA

• increased operating costs, which may reduce the Fund’s total return

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, return would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

Note 8 — Committed facility agreement

Effective June 2, 2009, the Fund entered into a CFA with a subsidiary of BNP Paribas (BNP) that allowed it to borrow up to an initial limit of $58 million and to invest the borrowings in accordance with its investment practices. On December 17, 2009, the Fund entered into an amendment to the CFA, increasing the amount the Fund can borrow under the CFA from $58 million to $90 million. Under the terms of the amendment, the Fund paid an arrangement fee of 0.25% on the increased amount of the committed financing upon execution of the amendment.

Borrowings under the CFA are secured by the assets of the Fund as disclosed in the schedule of investments. Interest charged is at the rate of one month LIBOR (reset daily) plus 0.85%. The Fund also pays a commitment fee of 0.60% per annum on the unused portion of the facility. Commitment and restructuring fees for the six months ended April 30, 2010 amounted to$30,050 and $104,445, respectively, and are included in the interest expense in the Statement of Operations. As of April 30, 2010, the Fund had borrowings of $80,000,000 at an interest rate of 1.13%, which are reflected in the Committed facility agreement payable on the Statement of asset and liabilities. November 1, 2009 to April 30, 2010, the average borrowing under the CFA and the effective average interest rate were $71,906,077 and 1.09%.

If the Fund elects to renew the CFA, a renewal fee of 0.25% of the maximum commitment financing is due to BNP each 540th calendar day. In addition, the Fund may terminate the agreement with 60 days’ notice if the Board of Trustees has determined that the elimination of all indebtedness

32	Income Securities Trust | Semiannual report

leveraging in the Fund’s investments is in the best interest of the Fund’s shareholders. In certain circumstances, the CFA may automatically terminate, or it may be reduced to a 30-day facility. In addition, upon the occurrence of certain defaults, the lender may terminate the agreement upon 270 days’ notice.

On October 30, 2009, the Fund entered into an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty three and one third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $61,516,439 and $60,071,113, respectively for the six months ended April 30, 2010. Purchases and sales of U.S. Treasury obligations aggregated $63,021,153 and $44,833,965, respectively for the six months ended April 30, 2010.

Semiannual report | Income Securities Trust	33

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the NYSE. The Fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. Under normal circumstances, the Fund will invest at least 80% of net assets in income securities. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. “Net assets” is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

It is contemplated that at least 75% of the value of the Fund’s total assets will be represented by debt securities, which have at the time of purchase a rating within the four highest grades as determined by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. The Fund intends to engage in short-term trading and may invest in repurchase agreements.

Bylaws and Declaration of Trust

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws effective August 26, 2003, to provide for the issuance of preferred shares.

On March 31, 2008, the shareholders approved an amendment to the Fund’s Declaration of Trust to permit the Fund’s Board of Trustees to delegate the authority to declare dividends to a Dividend Committee consisting of officers, employees or agents of the Fund.

Effective September 9, 2008, the Fund’s bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed.

34	Income Securities Trust | Semiannual report

Financial futures contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund’s ability to hedge successfully will depend on the Adviser’s ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund’s futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund’s total assets.

Dividends and distributions

During the six month period ended April 30, 2010, dividends from net investment income totaling $0.57 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

PAYMENT DATE	DIVIDEND

December 31, 2009	0.2914
March 31, 2010	0.2755
Total	$0.5669

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Each shareholder will automatically have all distributions of dividends and capital gains reinvested by Mellon Bank, N.A. as Plan agent (the Plan Agent), unless an election is made to receive cash. Each registered shareholder will receive from the Plan Agent an authorization card to be signed and returned if the shareholder elects to receive distributions from net investment income in cash or elects not to receive capital gains distributions in the form of a shares dividend. Shareholders may also make their election by notifying the Plan Agent by telephone or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or nominee, or shareholders transferring such an account to a new broker or nominee, should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the holders of common shares in administering the Plan. After the Fund declares a dividend or makes a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. The Fund will not issue any new shares in connection with the Plan. The Plan Agent’s fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such

Semiannual report | Income Securities Trust	35

withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, either a cash payment will be made to the participant for the full value of the common shares credited to the account upon instruction by the participant, or certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan. In the case of shareholders such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder’s name and held for the account of beneficial owners who are participants in the Plan. Shares may be purchased through broker-dealers.

Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional common shares, and the automatic reinvestment of dividends and capital gain distributions will not relieve participants of any U.S. federal income tax that may be payable or required to be withheld on such dividends or distributions. The amount of dividends to be reported on 1099-DIV should be the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases. Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent by at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 358015, Pittsburgh, PA 15252-8015 (Telephone:1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

36	Income Securities Trust | Semiannual report

Shareholder meeting (unaudited)

The Fund held its Annual Meeting of Shareholders on January 22, 2010. The following action was taken by the shareholders:

Proposal: Election of eleven (11) Trustees to serve until their respective successors have been duly elected and qualified.

THE PROPOSAL PASSED FOR ALL TRUSTEES ON JANUARY 22, 2010.

	TOTAL VOTES FOR	TOTAL VOTES WITHHELD
	THE NOMINEE	FROM THE NOMINEE

James R. Boyle	9,116,830	225,841
James F. Carlin	9,108,346	234,325
William H. Cunningham	9,110,289	232,382
Deborah C. Jackson	9,096,500	246,171
Charles L. Ladner	9,108,764	233,907
Stanley Martin	9,114,315	228,356
John A. Moore	9,103,485	239,186
Patti McGill Peterson	9,096,087	246,584
Steven R. Pruchansky	9,098,797	243,874
Gregory A. Russo	9,110,516	232,155
John G. Vrysen	9,110,849	231,822

Semiannual report | Income Securities Trust	37

More information

Trustees	Officers	Investment adviser
Patti McGill Peterson,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairperson	President and
James R. Boyle†	Chief Executive Officer	Subadviser
James F. Carlin		MFC Global Investment
William H. Cunningham	Andrew G. Arnott	Management (U.S.), LLC
Deborah C. Jackson*	Chief Operating Officer
Charles L. Ladner		Custodian
Stanley Martin*	Thomas M. Kinzler	State Street Bank and
Dr. John A. Moore	Secretary and	Trust Company
Steven R. Pruchansky*	Chief Legal Officer
Gregory A. Russo		Transfer agent
John G. Vrysen†	Francis V. Knox, Jr.	Mellon Investor Services
*Member of the Audit Committee	Chief Compliance Officer
†Non-Independent Trustee		Legal counsel
	Charles A. Rizzo	K&L Gates LLP
Chief Financial Officer
Stock symbol
	Salvatore Schiavone	Listed New York Stock
	Treasurer	Exchange: JHS

For shareholder assistance refer to page 36

You can also contact us:	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

38	Income Securities Trust | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P60SA 4/10
6/10

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached and “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

By: /s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010